Coverpage	Jul. 17, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 17, 2025
Entity Registrant Name	HERTZ GLOBAL HOLDINGS, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37665
Entity Tax Identification Number	61-1770902
Entity Address, Address	8501 Williams Road
Entity Address, City or Town	Estero
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33928
City Area Code	239
Local Phone Number	301-7000
Entity Emerging Growth Company	false
Entity Central Index Key	0001657853
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	HTZ
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HTZWW
Security Exchange Name	NASDAQ
The Hertz Corporation
Entity Information [Line Items]
Entity Registrant Name	HERTZ CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07541
Entity Tax Identification Number	13-1938568
Entity Central Index Key	0000047129